Expense Example	Sep. 09, 2026 USD ($)
VistaShares Shield(TM) S&P 500 Enhanced Protection ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
VistaShares Shield(TM) International Enhanced Protection ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
VistaShares Shield(TM) Emerging Markets Enhanced Protection ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
VistaShares Shield(TM) US Small Cap Enhanced Protection ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
VistaShares Shield(TM) Nasdaq 100 Enhanced Protection ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
VistaShares Shield(TM) Diversified Equity Enhanced Protection ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
VistaShares Shield(TM) Diversified Commodities Enhanced Protection ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
VistaShares Shield(TM) Diversified Income Enhanced Protection ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	$ 252